SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follow:

(in US$ thousands)	2019	2020	2021
MahJong and casino casual games	$1,778	$1,833	$1,493
PC-based massive multiplayer online games	1,204	2,730	2,376
Mobile role playing games	3,538	2,270	1,522
Other games and game related revenues	125	42	101
	$6,645	$6,875	$5,492

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2019	2020	2021
Taiwan	$3,074	$3,743	$3,050
Hong Kong	3,571	3,132	2,442
	$6,645	$6,875	$5,492

Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2021			December 31, 2020
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$88	$12	$1,897	$22	$4	$—
Hong Kong	—	—	74	—	—	—
	$88	$12	$1,971	$22	$4	$—